CONSOLIDATED STATEMENTS OF INCOME AND OTHER COMPREHENSIVE INCOME (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Continuing operations
Revenue	$ 54,400,329	$ 25,348,287	$ 109,508,080	$ 41,328,303	$ 138,613,639	$ 51,879,903
Cost of goods sold	35,009,882	11,790,039	68,594,816	19,756,463	68,807,471	26,951,874
Gross profit	19,390,447	13,558,248	40,913,264	21,571,840	69,806,168	24,928,029
General and administrative expenses	(1,608,304)	(2,735,677)	(3,813,692)	(4,957,999)	(8,385,862)	(5,302,736)
Net income from operations	17,782,143	10,822,571	37,099,572	16,613,841	61,420,306	19,625,293
Other income (expenses)
Government grant	0	0	79,759	79,401	139,836	0
Other income	47,718	20,797	65,907	436,649	308,332	449,498
Gain on extinguishment of debts	498,025	562,361	1,051,013	817,513	1,666,386	987,518
Interest expenses	(54,958)	0	(112,010)	0	(282,320)	0
Net other income (expenses)	490,785	583,158	1,084,669	1,333,563	1,832,234	1,437,016
Net income before income taxes	18,272,928	11,405,729	38,184,241	17,947,404	63,252,540	21,062,309
Provision for income taxes	0	0	0	0	0	(31)
Net income from continuing operations	18,272,928	11,405,729	38,184,241	17,947,404	63,252,540	21,062,278
Less: Net (income) loss attributable to the non - controlling interest	(3,941,988)	(1,115,707)	(7,474,529)	(1,985,920)	(5,706,708)	(5,371,246)
Net income from continuing operations attributable to Sino Agro Food, Inc. and subsidiaries	14,330,940	10,290,022	30,709,712	15,961,484	57,545,832	15,691,032
Discontinued operations
Net income from discontinued operations					0	10,203,951
Less: Net income attributable to the non - controlling interest					0	0
Net income from discontinued operations attributable to the Sino Agro Food, Inc. and subsidiaries					0	10,203,951
Net income attributable to the Sino Agro Food, Inc. and subsidiaries	14,330,940	10,290,022	30,709,712	15,961,484	57,545,832	25,894,983
Other comprehensive income
Foreign currency translation gain	1,728,409	(73,645)	1,436,541	546,712	448,984	3,815,775
Comprehensive income	16,059,349	10,216,377	32,146,253	16,508,196	57,994,816	29,710,758
Less: other comprehensive (income) loss attributable to the non - controlling interest	(217,553)	23,878	(165,771)	(131,211)	(27,548)	(721,880)
Comprehensive income attributable to Sino Agro Food, Inc. and subsidiaries	$ 15,841,796	$ 10,240,255	$ 31,980,482	$ 16,376,985	$ 57,967,268	$ 28,988,878
Earnings per share attributable to Sino Agro Food, Inc. and subsidiaries common stockholders:
From continuing and discontinued operations Basic (in dollars per share)	$ 0.13	$ 0.14	$ 0.28	$ 0.22	$ 0.70	$ 0.43
From continuing and discontinued operations Diluted (in dollars per share)	$ 0.12	$ 0.13	$ 0.27	$ 0.20	$ 0.63	$ 0.39
Earnings per share attributable to Sino Agro Food, Inc. and subsidiaries common stockholders:
From continuing operations Basic (in dollars per share)					$ 0.70	$ 0.26
From continuing operations Diluted (in dollars per share)					$ 0.63	$ 0.23
Weighted average number of shares outstanding:
Basic (in shares)	115,366,595	73,836,392	110,403,819	71,312,129	82,016,910	60,158,210
Diluted (in shares)	122,366,595	80,836,392	117,403,819	78,312,129	92,016,910	67,158,210